CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,243,537	$ 315,996	¥ 2,661,321
Restricted cash	2,854,568	402,057	327,673
Accounts and notes receivable (net of allowance for doubtful debt of RMB134,569 and RMB188,356 as of December 31, 2022 and 2023, respectively)	1,715,975	241,690	1,763,693
Short-term investments	356,820	50,257
Prepaid expenses and other current assets	2,375,341	334,560	2,147,500
Total current assets	9,823,478	1,383,608	7,052,276
Non-current assets:
Property and equipment, net	13,024,393	1,834,447	11,964,498
Intangible assets, net	1,383,406	194,849	1,497,131
Land use rights, net	602,503	84,861	576,020
Operating lease right-of-use assets, net	4,012,329	565,125	3,503,925
Goodwill net			1,364,191
Restricted cash	882	124	500
Deferred tax assets, net	247,644	34,880	196,098
Long-term investments, net	757,949	106,755	242,194
Other non-current assets	533,319	75,116	551,572
Total non-current assets	20,562,425	2,896,157	19,896,129
Total assets	30,385,903	4,279,765	26,948,405
Current liabilities:
Accounts and notes payable (including amounts of Consolidated VIEs without recourse to the Company of RMB483,030 and RMB493,837 as of December 31, 2022 and 2023, respectively)	696,177	98,054	713,628
Short-term bank borrowings (including amounts of Consolidated VIEs without recourse to the Company of RMB30,000 as of December 31, 2023)	30,000	4,225
Accrued expenses and other payables (including amounts of Consolidated VIEs without recourse to the Company of RMB1,488,031 and RMB1,616,423 as of December 31, 2022 and 2023, respectively)	2,783,102	391,992	2,410,479
Advances from customers (including amounts of Consolidated VIEs without recourse to the Company of RMB1,157,963 and RMB1,605,247 as of December 31, 2022 and 2023, respectively)	1,605,247	226,094	1,157,963
Deferred revenue (including amounts of Consolidated VIEs without recourse to the Company of RMB84,775 and RMB83,546 as of December 31, 2022 and 2023, respectively)	95,477	13,448	95,078
Income taxes payable (including amounts of Consolidated VIEs without recourse to the Company of RMB25,188 and RMB13,531 as of December 31, 2022 and 2023, respectively)	35,197	4,957	42,017
Current portion of long-term borrowings (including amounts of Consolidated VIEs without recourse to the Company of RMB417,442 and RMB544,803 as of December 31, 2022 and 2023, respectively)	723,325	101,878	484,020
Current portion of finance lease liabilities (including amounts of Consolidated VIEs without recourse to the Company of RMB165,221 and RMB97,388 as of December 31, 2022 and 2023, respectively)	115,806	16,311	206,260
Current portion of deferred government grants (including amounts of Consolidated VIEs without recourse to the Company of RMB3,646 and RMB8,062 as of December 31, 2022 and 2023, respectively)	8,062	1,136	3,646
Current portion of operating lease liabilities (including amounts of Consolidated VIEs without recourse to the Company of RMB655,663 and RMB754,935 as of December 31, 2022 and 2023, respectively)	780,164	109,884	674,288
Convertible promissory notes	4,208,495	592,754	537,778
Total current liabilities	11,437,132	1,610,886	6,332,085
Non-current liabilities:
Long-term borrowings (including amounts of Consolidated VIEs without recourse to the Company of RMB1,861,545 and RMB2,464,811 as of December 31, 2022 and 2023, respectively)	5,113,521	720,224	3,049,856
Convertible promissory notes	1,769,946	249,292	5,859,259
Derivative liability	188,706	26,579
Non-current portion of finance lease liabilities (including amounts of Consolidated VIEs without recourse to the Company of RMB615,309 and RMB720,954 as of December 31, 2022 and 2023, respectively)	1,159,525	163,316	1,047,640
Unrecognized tax benefits (including amounts of Consolidated VIEs without recourse to the Company of RMB86,799 and RMB98,082 as of December 31, 2022 and 2023, respectively)	98,457	13,867	87,174
Deferred tax liabilities (including amounts of Consolidated VIEs without recourse to the Company of RMB149,475 and RMB139,174 as of December 31, 2022 and 2023, respectively)	688,362	96,954	682,580
Deferred government grants (including amounts of Consolidated VIEs without recourse to the Company of RMB2,726 and RMB11,862 as of December 31, 2022 and 2023, respectively)	145,112	20,439	2,672
Non-current portion of operating lease liabilities (including amounts of Consolidated VIEs without resource to the Company of RMB2,872,323 and RMB3,230,506 as of December 31, 2022 and 2023, respectively)	3,270,759	460,677	2,905,283
Total non-current liabilities	12,434,388	1,751,348	13,634,464
Total liabilities	23,871,520	3,362,234	19,966,549
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	17,291,312	2,435,430	15,239,926
Accumulated other comprehensive income (loss)	(14,343)	(2,020)	11,022
Statutory reserves	80,615	11,354	77,996
Accumulated deficit	(11,016,323)	(1,551,617)	(8,369,868)
Treasury stock	(326,953)	(46,050)	(349,523)
Total VNET Group, Inc. shareholders' equity	6,014,415	847,112	6,609,613
Noncontrolling interest	499,968	70,419	372,243
Total shareholders' equity	6,514,383	917,531	6,981,856
Total liabilities and shareholders' equity	30,385,903	4,279,765	26,948,405
Related Party [Member]
Current assets:
Amounts due from related parties	277,237	39,048	152,089
Current liabilities:
Amounts due to related parties (including amounts of Consolidated VIEs without recourse to the Company of RMB6,928 and RMB356,080 as of December 31, 2022 and 2023, respectively)	356,080	50,153	6,928
Common Class A
Shareholders' equity:
Ordinary shares	103	14	56
Common Class B
Shareholders' equity:
Ordinary shares	¥ 4	$ 1	¥ 4